Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

7.Cash and cash equivalents

As of December 31, 2024 and 2023, cash and cash equivalents are as follows:

Cash and cash equivalents
in € THOUS
	2024	2023
Cash	837,328	1,079,063
Securities and time deposits	342,859	324,429
Cash and cash equivalents	1,180,187	1,403,492

The cash and cash equivalents disclosed in the table above, and respectively in the consolidated statement of cash flows, include at December 31, 2024 an amount of €29,240 (2023: €26,467) primarily related to collateral requirements towards an insurance company in the U.S. that are not available for use, but are accessible upon demand.

For further information on the Company’s multi-currency notional pooling cash management system, see note 16.